Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital.
Schedule of share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance at January 1, 2019	28,564,031	(2,158,476)	26,405,555
Issue of shares — capital increase	4,284,604	(4,284,604)	—
Settlement of supplier invoices	—	196,610	196,610
Net sale of treasury shares under liquidity agreement	—	2,983	2,983
Balance at December 31, 2019	32,848,635	(6,243,487)	26,605,148
Settlement of supplier invoices	—	207,190	207,190
Net purchase of treasury shares under liquidity agreement	—	(26,564)	(26,564)
Other net sale of treasury shares	—	333,000	333,000
Balance at December 31, 2020	32,848,635	(5,729,861)	27,118,774